Summary of significant accounting policies	12 Months Ended
Jun. 30, 2022
Summary of significant accounting policies
Summary of significant accounting policies
2	Summary of significant accounting policies

This note provides a list of the significant accounting policies adopted in the preparation of these consolidated financial statements to the extent they have not been disclosed in the other notes below. The policies have been consistently applied to all the years presented, unless otherwise stated. The financial statements are for the Group consisting of Manchester United plc and its subsidiaries.

2.1	Basis of preparation
(i)	Compliance with IFRS

The consolidated financial statements of Manchester United plc have been prepared on a going concern basis and in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

COVID-19 pandemic and going concern

Due to remaining summer restrictions on overseas travel, we did not undertake a first team promotional overseas tour at the start of fiscal 2022, and instead we played four domestic games, two of which were held at Old Trafford.

Whilst the nature of the pandemic may result in UK government restrictions being re-imposed in the future, the majority of such restrictions were lifted ahead of the start of the 2021/22 season, with Old Trafford stadium welcoming back fans at full capacity. All matches played in the year operated at full capacity.

Despite the ongoing uncertainty, the Group remains well placed with a strong balance sheet, including cash resources as at 30 June 2022 of £121.2 million. All funds are held as cash and cash equivalents and therefore available on demand. As at 30 June 2022, the Group also has access to undrawn revolving facilities of £200 million.

The Group’s debt facilities include the $425 million senior secured notes and the $225 million secured term loan facility, the majority of which attract fixed interest rates. As at 30 June 2022 the Group also has £100 million outstanding loans under our revolving facilities. The Group’s revolving facilities, secured notes and secured term loan mature in 2027, 2027 and 2029 respectively. As of 30 June 2022, the Company was in compliance with all debt covenants.

As a result of a detailed assessment, including various downside assumptions around the men’s first team’s performance, and with reference to the Group’s balance sheet, existing committed facilities, but also acknowledging the inherent uncertainty of the current economic outlook, Management has concluded that the Group is able to meet its obligations when they fall due for a period of at least 12 months after the date of this report. For this reason, the Group continue to adopt the going concern basis for preparing the annual financial statements.

2	Summary of significant accounting policies (continued)

2.1Basis of preparation (continued)

(ii)	Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, as modified by the revaluation of certain financial assets and liabilities (including derivative financial instruments) which are recognized at fair value through profit and loss, unless hedge accounting applies.

(iii)	New and amended standards adopted by the Group

No new accounting standards, or amendments to accounting standards, or IFRIC interpretations that are effective for the year ended 30 June 2022, have had a material impact on the Group’s financial statements.

(iv)	New and amended standards and interpretations not yet adopted

There are no other standards or interpretations that are not yet effective and that would be expected to have a material impact the Group in the future reporting periods or on foreseeable future transactions.

(v)	Effect of IBOR reform

For the year ended 30 June 2021, we adopted the Phase 2 amendments to IFRS 9, “Financial Instruments” for the first time.

On 10 December 2021 and 13 December 2021, the Group amended and restated its revolving facility agreements with Bank of America and Santander plc respectively, to provide for an alternate method of calculating our interest rates following the cessation of GBP LIBOR and the 1-week and 2-month USD LIBOR rates. Interest is now calculated based on the Sterling Overnight Index Average (SONIA) plus a credit adjustment spread. The impact of these amendment was not material in the year ended 30 June 2022.

Our secured term loan facility of $225.0 million remains subject to USD LIBOR which is expected to be phased out completely by 30 June 2023. Therefore, in due course, the Group will need to re-negotiate terms with its lender and amend the terms of the related interest swap. Such amendments are expected to be achieved without material financial impact to the Group.

The following table contains details of all financial instruments held at 30 June 2022 which reference USD LIBOR and have not yet transitioned to an alternative interest rate benchmark, such that phase 1 reliefs continue to be applied to the hedge relationship as there remains uncertainty arising from IBOR reform:

	Carrying value as at 30 June 2022
	Assets	Liabilities
	£000	£000
Borrowings (measured at amortised cost)	—	(183,191)
Derivative financial instruments	2,458	—
Total	2,458	(183,191)

The Group has adopted the following hedge accounting reliefs provided by Phase 2 of the amendments:

(i)

Hedge designation – When the Phase 1 amendments cease to apply, the group will amend its cash flow hedge designation to reflect changes which are required by IBOR reform, but only to make one or more of these changes:

●	Designating an alternative benchmark rate (contractually or non-contractually specified) as a hedged risk;
●	Amending the description of the hedged item, including the designated portion of the cash flows being hedged; or
●	Amending the description of the hedging instrument.
2	Summary of significant accounting policies (continued)

2.1Basis of preparation (continued)

(v)	Effect of IBOR reform (continued)

The Group will update its hedge documentation to reflect these changes at the end of the reporting period in which the changes are made. The amendments to hedge documentation do not require the Group to discontinue the cash flow hedge relationship.

(ii)Risk components – The Group is permitted to designate an alternative benchmark rate as a non-contractually specified risk component, even if it is not separately identifiable at the date when it is designated, provided that the Group reasonably expects that it will meet the requirements within 24 months of the first designation and the risk component is reliably measurable. The Group has not designated any alternative benchmark rates as risk components in any hedge relationships during the period.

2.2Principles of consolidation

Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The acquisition method of accounting is used to account for business combinations by the Group. The consideration transferred for the acquisition of a subsidiary comprises the:

●	fair values of the assets transferred
●	liabilities incurred to the former owners of the acquired business
●	equity interests issued by the Group
●	fair value of any asset or liability resulting from a contingent consideration arrangement, and
●	fair value of any pre-existing equity interest in the subsidiary.

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Group recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.

Acquisition-related costs are expensed as incurred.

The excess of the:

●	consideration transferred,
●	the amount of any non-controlling interest in the acquired entity, and
●	acquisition date fair value of any previous interest in the acquired entity over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in profit or loss as a bargain purchase.

Inter-company transactions, balances and unrealized gains on transactions between Group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

2	Summary of significant accounting policies (continued)
2.3	Segment reporting

The Group has one reportable segment, being the operation of a men’s and women’s professional football club. The chief operating decision maker (being the board of directors and executive officers of Manchester United plc), who is responsible for allocating resources and assessing performance obtains financial information, being the consolidated statement of profit or loss, consolidated balance sheet and consolidated statement of cash flows, and the analysis of changes in net debt, about the Group as a whole. The Group has investment properties, however, this is not considered to be a material business segment and is therefore not reported as such.

2.4	Foreign currency translation
(i)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in pounds sterling, which is the Group’s functional and presentation currency.

(ii)	Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are generally recognized in profit or loss. They are deferred in other comprehensive income if they relate to qualifying cash flow hedges. Foreign exchange gains and losses that relate to unhedged borrowings are presented in the statement of profit or loss, within finance costs or finance income. Foreign exchange gains and losses that relate to transfer fees receivable from other football clubs are presented in the statement of profit or loss on a net basis within profit on disposal of intangible assets. All other foreign exchange gains and losses are presented in the statement of profit or loss on a net basis within operating expenses.

(iii)	Exchange rates

The most important exchange rates per £1.00 that have been used in preparing the financial statements are:

	Closing rate			Average rate
	2022	2021	2020	2022	2021	2020
Euro	1.1630	1.1651	1.0998	1.1787	1.1382	1.1391
US Dollar	1.2151	1.3820	1.2374	1.3288	1.3461	1.2633

2.5	Revenue recognition

The Group’s accounting policies for revenue from contracts with customers are disclosed in Note 4.

2.6	Employee benefits
(i)	Short-term obligations

Liabilities for wages and salaries, including non-monetary benefits and annual leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service, are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as accruals and classified as current liabilities in the balance sheet.

2Summary of significant accounting policies (continued)

2.6Employee benefits (continued)

(ii)	Football staff remuneration

Remuneration is charged to operating expenses on a straight-line basis over the contract periods based on the amount payable to players and key football management staff for that period. Any performance bonuses are recognized when the Company considers that it is probable that the condition related to the payment will be achieved.

Signing-on fees are typically paid to players and key football management staff in equal annual installments over the term of the contract. Installments are paid at or near the beginning of each financial year and recognized as prepayments. They are subsequently charged to profit or loss (as employee benefit expenses) on a straight-line basis over the financial year. Signing-on fees paid form part of cash flows from operating activities.

Loyalty fees are bonuses which are paid to players and key football management staff either at the beginning of a renewed contract or in installments over the term of their contract in recognition for either past or future performance. Loyalty bonuses for past service are typically paid in a lump sum amount upon renewal of a contract. These loyalty bonuses require no future service and are not subject to any claw-back provisions were the individual to subsequently leave the club during their new contract term. They are expensed once the Company has a present legal or constructive obligation to make the payment. Loyalty bonuses for ongoing service are typically paid in arrears in equal annual installments over the term of the contract. These are paid at the beginning of the next financial year and the related charge is recognized within employee benefit expenses in profit or loss on a straight-line basis over the current financial year.

(iii)	Post-employment pension obligations

The Group is one of a number of participating employers in The Football League Limited Pension and Life Assurance Scheme (‘the scheme’ — see Note 29.1). The Group is unable to identify its share of the assets and liabilities of the scheme and therefore accounts for its contributions as if they were paid to a defined contribution scheme. The Group’s contributions into this scheme are reflected within the statement of profit or loss when they fall due. Full provision has been made for the additional contributions that the Group has been requested to pay to help fund the scheme deficit.

The Group also operates a defined contribution scheme. The assets of the scheme are held separately from those of the Group in an independently administered fund. The Group’s contributions into this scheme are recognized as an employee benefit expenses when they are due.

(iv)	Share-based payments

The Group operates a share-based compensation plan under which the entity receives services from employees as consideration for equity instruments of the Group.

Equity-settled share-based payments to employees are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market based vesting conditions. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of equity instruments that will eventually vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.

For cash-settled share-based payments to employees, a liability is recognized for the services acquired, measured initially at the fair value of the liability. At each reporting date until the liability is settled, and at the date of settlement, the fair value of the liability is re-measured, with any changes in fair value recognized in profit or loss for the year. Details regarding the determination of the fair value of share-based transactions are set out in Note 28.

2Summary of significant accounting policies (continued)

2.7	Exceptional items

The Group’s accounting policies for exceptional items are disclosed in Note 6.

2.8	Income tax

The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.

The current income tax expense or credit is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company and its subsidiaries operate and generate taxable income. Although the Company is organized as a Cayman Islands corporation, it reports as a US domestic corporation for US federal corporate income tax purposes and is subject to US federal corporate income tax on the Group’s worldwide income. In addition, the Group is subject to income and other taxes in various other jurisdictions, including the United Kingdom. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to (or recovered from) the tax authorities.

Deferred income tax is provided in full, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the end of the reporting period and are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled.

Deferred tax assets are recognized only if it is probable that future taxable profit will be available to utilize those temporary differences and losses.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

Current and deferred tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income, in which case the tax is also recognized in other comprehensive income.

2.9	Dividend distribution

Dividend distributions to the Company’s shareholders are recognized when they become legally payable. In the case of interim dividends, this is when they are paid.

2Summary of significant accounting policies (continued)

2.10	Impairment of assets

Goodwill is not subject to amortization and is tested annually for impairment or more frequently if events or changes in circumstances indicate it might be impaired. Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized in profit or loss for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use, and is calculated with reference to future discounted cash flows that the asset is expected to generate when considered as part of a cash-generating unit. Assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. If an impairment subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment charge been recognized for the asset in prior years.

Management does not consider that it is possible to determine the value in use of an individual player or key football management staff in isolation as that individual (unless via a sale or insurance recovery) cannot generate cash flows on their own. While management does not consider any individual can be separated from the single cash generating unit (“CGU”), being the operations of the Group as a whole, there may be certain circumstances where an individual is taken out of the CGU, when it becomes clear that they will not participate with the club’s men’s first team again, for example, a player sustaining a career threatening injury or is permanently removed from the men’s first team playing squad for another reason. If such circumstances were to arise, the carrying value of the individual would be assessed against the Group’s best estimate of the individual’s fair value less any costs to sell and an impairment charge made in operating expenses reflecting any loss arising.

2.11 Property, plant and equipment

Property, plant and equipment is initially measured at cost (comprising the purchase price, after deducting discounts and rebates, and any directly attributable costs) and is subsequently carried at cost less accumulated depreciation and any provision for impairment.

Subsequent costs, for example, capital improvements and refurbishment, are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to profit or loss during the reporting period in which they are incurred.

The depreciation methods and periods used by the Group are disclosed in Note 13.

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Gains and losses on disposals are determined by comparing proceeds with carrying amount. These are included in profit or loss.

2.12 Leases

The Group’s accounting policy for leases is disclosed in Note 14.

2.13 Investment properties

The Group’s accounting policy for investment properties is disclosed in Note 15.

2Summary of significant accounting policies (continued)

2.14 Intangible assets

The cost of and amortization methods and periods used by the Group for goodwill, registrations and other intangible assets are disclosed in Note 16.

The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

Assets available for sale (principally players’ registrations) are classified as assets held for sale when their carrying value is expected to be recovered principally through a sale transaction and a sale is considered to be highly probable. Highly probable is defined as being actively marketed by the club, with unconditional offers having been received prior to the end of a reporting period. These assets would be stated at the lower of the carrying amount and fair value less costs to sell.

Gains and losses on disposal of players’ and key football management staff registrations are determined by comparing the fair value of the consideration receivable, net of any transaction costs, with the carrying amount and are recognized separately in profit or loss within profit on disposal of intangible assets. Where a part of the consideration receivable is contingent on specified performance conditions, this amount is recognized in profit or loss when receipt is virtually certain.

Loan income on players temporarily loaned to other football clubs is recognized separately in profit or loss within profit on disposal of intangible assets.

2.15 Inventories

The Group’s accounting policy for inventories is disclosed in Note 18.

2.16 Trade receivables

The Group’s accounting policy for trade receivables is disclosed in Note 19.

2.17 Derivatives and hedging activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument, and if so, the nature of the item being hedged. The Group designates certain derivatives as hedges of a particular risk associated with the cash flows of recognized assets and liabilities and highly probable forecast transactions (cash flow hedges).

At inception of the hedge relationship, the Group documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Group documents its risk management objective and strategy for undertaking its hedge transactions.

The fair values of derivative financial instruments are disclosed in Note 20. Movements in the hedging reserve are shown in the statement of changes in equity. The full fair value of a derivative is classified as a non-current asset or liability when the remaining maturity of the item is more than 12 months, it is classified as a current asset or liability when the remaining maturity of the item is less than 12 months.

(i)	Cash flow hedges that qualify for hedge accounting

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in other comprehensive income. The gain or loss relating to any ineffective portion is recognized immediately in profit or loss.

2Summary of significant accounting policies (continued)

2.17 Derivatives and hedging activities (continued)

(i)Cash flow hedges that qualify for hedge accounting (continued)

The Group hedges the foreign exchange risk on a portion of contracted, and hence highly probable, future US dollar revenues whenever possible using a portion of the Group’s US dollar net borrowings as the hedging instrument. Foreign exchange gains or losses arising on re-translation of the Group’s US dollar net borrowings used in the hedge are initially recognized in other comprehensive income, rather than being recognized in profit or loss immediately. The foreign exchange gains or losses arising on re-translation of the Group’s unhedged US dollar borrowings are recognized in profit or loss immediately.

The Group hedges its cash flow interest rate risk where considered appropriate using interest rate swaps. Such interest rate swaps have the economic effect of converting a portion of variable rate borrowings from floating rates to fixed rates. The effective portion of changes in the fair value of the interest rate swap is initially recognized in other comprehensive income, rather than being recognized in profit or loss immediately. The gain or loss relating to any ineffective portion is recognized in profit or loss immediately.

Amounts previously recognized in other comprehensive income and accumulated in the hedging reserve within equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss (for example, when the forecast transaction that is hedged takes place).

When a hedging instrument expires or is sold or terminated, or when a hedge no longer meets the criteria for hedge accounting, any cumulative deferred gain or loss existing in equity at that time remains in equity and is reclassified when the forecast transaction is ultimately recognized in profit or loss. When the forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately reclassified to profit or loss.

(ii)	Derivatives that do not qualify for hedge accounting

Certain derivative instruments are not designated as hedging instruments and consequently do not qualify for hedge accounting. Changes in the fair value of any derivative instrument that does not qualify for hedge accounting are recognized immediately in profit or loss.

2.18 Cash and cash equivalents

For the purposes of presentation in the consolidated balance sheet and the consolidated statement of cash flows, cash and cash equivalents includes cash in hand, deposits held at call with financial institutions, and, if applicable, other short-term highly liquid investments with original maturities of three months or less.

2.19 Share capital and reserves

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds of the issue.

Where any Group company purchases the Company’s equity instruments, for example as the result of a share buy-back, the consideration paid, including any directly attributable incremental costs (net of income taxes), is deducted from equity attributable to the owners of Manchester United plc as treasury shares until the shares are cancelled or reissued.

The merger reserve arose as a result of reorganization transactions and represents the difference between the equity of the acquired company (Red Football Shareholder Limited) and the investment by the acquiring company (Manchester United plc).

The hedging reserve is used to reflect the effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges.

2	Summary of significant accounting policies (continued)

2.20 Trade and other payables

The Group’s accounting policy for trade and other payables is disclosed in Note 24.

2.21 Borrowings

Borrowings are initially recognized at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest rate method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case the fee is deferred until draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period.

2.22 Provisions

Provisions are recognized when the group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period. The discount rate used to determine the present value is the pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as an interest expense.